Offsets	Sep. 04, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Southern Co Gas
Form or Filing Type	S-3
File Number	333-264573
Initial Filing Date	Apr. 29, 2022
Fee Offset Claimed	$ 48,828.91
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 526,741,208.20
Offset Note	See above.
Termination / Withdrawal Statement	Southern Company Gas and Southern Company Gas Capital Corporation (together, the Registrants) previously filed a Registration Statement on Form S-3 (File No. 333-264573) (the Prior Registration Statement) with the Securities and Exchange Commission on April 29, 2022. The Prior Registration Statement registered an unallocated maximum aggregate offering price of $2,500,000,000 of securities. In connection with the filing of the Prior Registration Statement, the Registrants made a contemporaneous fee payment in the amount of $157,067.45. Of the $2,500,000,000 of securities registered under the Prior Registration Statement, $1,053,482,500 remain unsold (the Unsold Securities). The Registrants have completed all offerings under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the $48,828.91 portion of the registration fee paid with the Prior Registration Statement associated with $526,741,208.20 of the Unsold Securities is being used as an offset against the $64,900.28 registration fee due herewith, resulting in a net registration fee due of $16,071.37.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Southern Co Gas
Form or Filing Type	S-3
File Number	333-264573
Filing Date	Apr. 29, 2022
Fee Paid with Fee Offset Source	$ 48,828.91